Acquisitions / Business Combinations (Details Narrative 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue	$ 32,718,000	$ 20,893,000	$ 59,121,000	$ 41,720,000	$ 85,627,000	$ 75,004,000
Contingent liability	1,600,000		1,600,000
ElParaiso [Member]
Maximum purchase price			1,400,000
Purchase price paid by CLR			1,050,000
Purchase price paid by H&H			350,000
LaPitaMember
Maximum purchase price			1,904,840
Purchase price paid by CLR			1,050,000
Purchase price paid by H&H			854,840
El Parasaito [Member]
Purchase price paid by CLR			200,000
Good Herbs [Member]
Maximum purchase price			1,900,000
Assumed liabilities			120,000
Revenue compensation percent			5.00%
Minimum guaranteed payment			20,000
Estimated fair value of acquisition			800,000
Estimated useful life			10 years
BeyondOrganicMember
Maximum purchase price			6,200,000
Assumed liabilities			200,000
Revenue compensation percent			10.00%
Minimum guaranteed payment			92,500
Estimated fair value of acquisition			3,100,000
Goodwill			300,000
Revenue			$ 332,000